UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22621

Cohen & Steers Real Assets Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	59.3%
AUSTRALIA	2.3%
ELECTRIC—REGULATED ELECTRIC	0.3%
Spark Infrastructure Group(a)		280,689	$517,711

MATERIALS—METALS & MINING	0.5%
Rio Tinto Ltd.(a)		12,853	728,151

REAL ESTATE	1.5%
DIVERSIFIED	1.1%
Charter Hall Group(a)		94,652	418,978
Dexus Property Group(a)		125,206	901,575
GPT Group(a)		127,097	465,812

			1,786,365

INDUSTRIALS	0.4%
Goodman Group(a)		105,827	688,099

TOTAL REAL ESTATE			2,474,464

TOTAL AUSTRALIA			3,720,327

BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,539	141,646

BRAZIL	1.1%
ENERGY—OIL & GAS	0.1%
Petroleo Brasileiro SA, ADR (USD)(b)		11,957	169,072

MATERIALS—METALS & MINING	0.4%
Vale SA, ADR (USD)		42,992	546,858

RAILWAYS	0.1%
Rumo SA(b)		53,745	214,072

REAL ESTATE	0.4%
RETAIL	0.2%
BR Malls Participacoes SA		81,599	287,943

SHOPPING CENTERS	0.2%
Iguatemi Empresa de Shopping Centers SA		24,556	292,013

TOTAL REAL ESTATE			579,956

WATER	0.1%
Cia de Saneamento Basico do Estado de Sao Paulo		18,428	195,363

TOTAL BRAZIL			1,705,321

		Number of Shares	Value
CANADA	3.8%
ENERGY—OIL & GAS	0.3%
Suncor Energy		14,751	$509,389

MATERIALS	1.1%
CHEMICALS	0.5%
Nutrien Ltd.		18,121	856,399

METALS & MINING	0.6%
Franco-Nevada Corp.		5,357	365,491
Lundin Mining Corp.		35,939	235,716
Teck Resources Ltd., Class B		14,873	383,128

			984,335

TOTAL MATERIALS			1,840,734

PIPELINES—C-CORP	1.5%
Enbridge		46,752	1,470,401
Keyera Corp.		5,305	137,983
Pembina Pipeline Corp.		25,830	805,966

			2,414,350

REAL ESTATE	0.9%
OFFICE	0.4%
Allied Properties REIT		19,317	608,140

RESIDENTIAL	0.5%
Boardwalk REIT		22,096	759,258

TOTAL REAL ESTATE			1,367,398

TOTAL CANADA			6,131,871

CHILE	0.1%
MATERIALS—CHEMICALS
Sociedad Quimica y Minera de Chile SA, ADR (USD)		3,597	176,793

CHINA	0.2%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)		194,000	275,436

FRANCE	2.9%
ENERGY—OIL & GAS	1.0%
Total SA(a)		29,248	1,676,484

REAL ESTATE	0.6%
DIVERSIFIED	0.3%
Fonciere des Regions(a)		4,224	465,985

		Number of Shares	Value
OFFICE	0.3%
Gecina SA(a)		2,502	$434,175

TOTAL REAL ESTATE			900,160

TOLL ROADS	1.3%
Eiffage SA(a)		5,700	649,180
Vinci SA(a)		15,217	1,498,799

			2,147,979

TOTAL FRANCE			4,724,623

GERMANY	1.9%
AIRPORTS	0.3%
Fraport AG(a)		5,121	505,402

REAL ESTATE	1.6%
OFFICE	0.3%
Alstria Office REIT AG(a)		29,979	469,487

RESIDENTIAL	1.3%
ADO Properties SA, 144A(a),(c)		9,584	539,051
Deutsche Wohnen AG(a)		32,216	1,503,196

			2,042,247

TOTAL REAL ESTATE			2,511,734

TOTAL GERMANY			3,017,136

HONG KONG	3.5%
CONSUMER STAPLES—FOOD	0.3%
WH Group Ltd., 144A(a),(c)		458,400	491,169

ENERGY—OIL & GAS	0.2%
CNOOC Ltd.(a)		209,000	309,464

PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd.(a)		28,500	150,083

REAL ESTATE	2.7%
DIVERSIFIED	1.9%
CK Asset Holdings Ltd.(a)		138,000	1,164,592
Hang Lung Properties Ltd.(a)		281,000	659,514
Sun Hung Kai Properties Ltd.(a)		83,074	1,318,630

			3,142,736

RETAIL	0.8%
Link REIT(a)		146,500	1,255,757

TOTAL REAL ESTATE			4,398,493

		Number of Shares	Value
WATER	0.2%
Guangdong Investment Ltd.(a)		159,339	$252,436

TOTAL HONG KONG			5,601,645

ITALY	0.7%
COMMUNICATIONS—TOWERS	0.4%
Infrastrutture Wireless Italiane S.p.A., 144A(a),(c)		70,776	560,507

ENERGY—OIL & GAS	0.3%
Eni S.p.A.(a)		30,198	531,945

TOTAL ITALY			1,092,452

JAPAN	4.2%
CONSUMER—NON-CYCLICAL	0.1%
NH Foods Ltd.(a)		3,146	129,177

INDUSTRIAL—MACHINERY	0.5%
Kubota Corp.(a)		43,145	760,543

MATERIALS—METALS & MINING	0.4%
JFE Holdings(a)		14,900	300,553
Nippon Steel & Sumitomo Metal Corp.(a)		14,400	316,151

			616,704

RAILWAYS	0.3%
West Japan Railway Co.(a)		7,100	503,367

REAL ESTATE	2.9%
DIVERSIFIED	2.3%
Activia Properties(a)		99	443,200
Hulic Co., Ltd.(a)		18,900	205,966
Invincible Investment Corp.(a)		501	231,773
Mitsui Fudosan Co., Ltd.(a)		62,097	1,499,099
Nomura Real Estate Holdings(a)		17,300	406,226
Orix JREIT(a)		131	203,992
Tokyo Tatemono Co., Ltd.(a)		55,167	835,066

			3,825,322

INDUSTRIALS	0.2%
GLP J-REIT(a)		264	292,171

RESIDENTIAL	0.3%
Daiwa House REIT Investment Corp.(a)		180	435,221

RETAIL	0.1%
Japan Retail Fund Investment Corp.(a)		105	203,609

TOTAL REAL ESTATE			4,756,323

TOTAL JAPAN			6,766,114

		Number of Shares	Value
JERSEY	0.8%
MATERIALS—METALS & MINING
Glencore PLC (GBP)(a)		263,763	$1,310,699

LUXEMBOURG	0.3%
MATERIALS—METALS & MINING
ArcelorMittal(a),(b)		14,600	463,729

MEXICO	0.2%
ELECTRIC—REGULATED ELECTRIC	0.1%
CFE Capital S de RL de CV(b)		180,536	189,175

TOLL ROADS	0.1%
OHL Mexico SAB de CV		109,861	206,911

TOTAL MEXICO			396,086

NETHERLANDS	0.2%
INDUSTRIAL—MACHINERY
CNH Industrial NV(a)		31,179	385,280

NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.(a)		70,148	311,275

NORWAY	0.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.5%
Marine Harvest ASA(a)		38,457	777,349

MATERIALS—CHEMICALS	0.1%
Yara International ASA(a)		3,270	139,727

REAL ESTATE—OFFICE	0.1%
Entra ASA, 144A(a),(c)		17,401	237,545

TOTAL NORWAY			1,154,621

RUSSIA	0.2%
ENERGY—OIL & GAS
Gazprom OAO, ADR (USD)(a)		58,788	286,658
Lukoil PJSC, ADR (USD)(a)		1,769	122,138

			408,796

SINGAPORE	0.1%
CONSUMER STAPLES—FOOD PRODUCTS
Wilmar International Ltd.(a)		82,200	200,407

		Number of Shares	Value
SOUTH KOREA	0.3%
MATERIALS—METALS & MINING
POSCO(a)		1,328	$423,898

SPAIN	1.5%
AIRPORTS	0.4%
Aena SME SA, 144A(a),(c)		3,199	645,057

REAL ESTATE	0.8%
APARTMENT	0.1%
Aedas Homes SAU, 144A(a),(b),(c)		5,685	208,146

DIVERSIFIED	0.4%
Merlin Properties Socimi SA(a)		42,396	649,443

OFFICE	0.3%
Inmobiliaria Colonial Socimi SA(a)		38,026	439,869

TOTAL REAL ESTATE			1,297,458

TOLL ROADS	0.3%
Ferrovial SA(a)		21,217	443,599

TOTAL SPAIN			2,386,114

UNITED KINGDOM	4.8%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.3%
Associated British Foods PLC(a)		14,032	490,580

ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC(a)		42,409	477,376

ENERGY	1.3%
INTEGRATED OIL & GAS	0.9%
Royal Dutch Shell PLC(a)		46,873	1,508,301

OIL & GAS	0.4%
BP PLC(a)		90,279	608,941

TOTAL ENERGY			2,117,242

MATERIALS—METALS & MINING	0.6%
Anglo American PLC(a)		31,351	730,311
BHP Billiton PLC(a)		14,892	294,314

			1,024,625

REAL ESTATE	2.1%
DIVERSIFIED	0.4%
British Land Co., PLC(a)		16,938	152,685
Land Securities Group PLC(a)		28,414	373,842

		Number of Shares	Value
LondonMetric Property PLC(a)		82,526	$206,479

			733,006

HEALTH CARE	0.3%
Assura PLC		504,322	419,585

INDUSTRIALS	0.5%
Segro PLC(a)		89,767	757,583

OFFICE	0.3%
Derwent London PLC(a)		6,523	283,946
Workspace Group PLC(a)		10,957	152,540

			436,486

RESIDENTIAL	0.2%
UNITE Group PLC(a)		32,764	363,583

SELF STORAGE	0.4%
Big Yellow Group PLC(a)		28,451	340,840
Safestore Holdings PLC(a)		41,292	284,740

			625,580

TOTAL REAL ESTATE			3,335,823

WATER—WATER UTILITIES	0.2%
United Utilities Group PLC(a)		31,542	316,767

TOTAL UNITED KINGDOM			7,762,413

UNITED STATES	29.2%
COMMUNICATIONS—TOWERS	2.8%
American Tower Corp.		17,656	2,566,123
Crown Castle International Corp.		17,446	1,912,256

			4,478,379

CONSUMER—NON-CYCLICAL	1.8%
AGRICULTURE	1.1%
Archer-Daniels-Midland Co.		16,908	733,300
Bunge Ltd.		14,482	1,070,799

			1,804,099

FOOD PRODUCTS	0.7%
Ingredion		8,298	1,069,778

TOTAL CONSUMER—NON-CYCLICAL			2,873,877

		Number of Shares	Value
ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.3%
NextEra Energy		2,699	$440,828

REGULATED ELECTRIC	1.0%
Edison International		10,326	657,353
Great Plains Energy		7,518	238,997
PG&E Corp.		11,994	526,897
Xcel Energy		5,067	230,447

			1,653,694

TOTAL ELECTRIC			2,094,522

ENERGY	3.7%
ENERGY EQUIPMENT & SERVICES	0.7%
Halliburton Co.		25,976	1,219,313

OIL & GAS	2.4%
Anadarko Petroleum Corp.		12,636	763,341
Chevron Corp.		4,779	544,997
EOG Resources		2,076	218,541
Exxon Mobil Corp.		21,057	1,571,063
Marathon Petroleum Corp.		2,303	168,372
Pioneer Natural Resources Co.		3,177	545,745

			3,812,059

OIL & GAS SERVICES	0.6%
Schlumberger Ltd.		15,782	1,022,358

TOTAL ENERGY			6,053,730

GAS DISTRIBUTION	0.5%
Atmos Energy Corp.		4,628	389,863
Southwest Gas Holdings		6,718	454,338

			844,201

GOLD	3.4%
iShares Gold Trust ETF(b)		435,680	5,546,206

INDUSTRIAL	0.4%
DIVERSIFIED MANUFACTURING	0.1%
Caterpillar		1,395	205,595

MACHINERY	0.3%
Deere & Co.		2,879	447,166

TOTAL INDUSTRIAL			652,761

		Number of Shares	Value
MATERIALS	1.8%
CHEMICALS	0.8%
CF Industries Holdings		10,686	$403,183
FMC Corp.		9,792	749,773
Mosaic Co. (The)		7,018	170,397

			1,323,353

METALS & MINING	1.0%
Alcoa Corp.(b)		17,298	777,718
Newmont Mining Corp.		17,882	698,650
Steel Dynamics		4,631	204,783

			1,681,151

TOTAL MATERIALS			3,004,504

PIPELINES	2.2%
PIPELINES—C-CORP	1.9%
Antero Midstream GP LP		21,205	339,068
Cheniere Energy(b)		15,219	813,456
Kinder Morgan		63,691	959,187
ONEOK		12,398	705,694
SemGroup Corp., Class A		2,943	62,980
Targa Resources Corp.		3,582	157,608

			3,037,993

PIPELINES—MLP	0.3%
Hess Midstream Partners LP		10,210	194,398
MPLX LP		10,423	344,376

			538,774

TOTAL PIPELINES			3,576,767

RAILWAYS	0.2%
Union Pacific Corp.		2,201	295,881

REAL ESTATE	10.7%
DATA CENTERS	0.9%
CyrusOne		4,403	225,478
Digital Realty Trust		9,093	958,220
Equinix		724	302,733

			1,486,431

DIVERSIFIED	0.2%
VEREIT		58,977	410,480

		Number of Shares	Value
HOTEL	1.1%
Hilton Worldwide Holdings		3,116	$245,416
Host Hotels & Resorts		57,282	1,067,736
Sunstone Hotel Investors		28,135	428,215

			1,741,367

INDUSTRIALS	0.7%
Prologis		16,836	1,060,500

NET LEASE	0.3%
Agree Realty Corp.		4,018	193,025
VICI Properties		15,014	275,056

			468,081

OFFICE	1.5%
Corporate Office Properties Trust		10,325	266,695
Cousins Properties		54,154	470,057
Douglas Emmett		10,910	401,051
Empire State Realty Trust, Class A		18,348	308,063
Kilroy Realty Corp.		14,599	1,035,945

			2,481,811

RESIDENTIAL	2.9%
APARTMENT	1.3%
Apartment Investment & Management Co., Class A		13,735	559,701
Essex Property Trust		3,433	826,254
UDR		22,988	818,833

			2,204,788

MANUFACTURED HOME	1.0%
Equity Lifestyle Properties		7,197	631,681
Sun Communities		10,150	927,405

			1,559,086

SINGLE FAMILY	0.6%
Invitation Homes		41,222	941,099

TOTAL RESIDENTIAL			4,704,973

SELF STORAGE	0.9%
Extra Space Storage		12,951	1,131,399
Life Storage		3,081	257,325

			1,388,724

		Number of Shares	Value
SHOPPING CENTERS	2.1%
COMMUNITY CENTER	0.7%
Regency Centers Corp.		6,313	$372,341
Weingarten Realty Investors		25,259	709,272

			1,081,613

FREE STANDING	0.6%
Realty Income Corp.		19,957	1,032,376

REGIONAL MALL	0.8%
GGP		33,892	693,431
Simon Property Group		3,929	606,441

			1,299,872

TOTAL SHOPPING CENTERS			3,413,861

SPECIALTY	0.1%
GEO Group/The		5,092	104,233

TOTAL REAL ESTATE			17,260,461

WATER	0.4%
American Water Works Co.		7,805	641,025

TOTAL UNITED STATES			47,322,314

TOTAL COMMON STOCK (Identified cost—$85,598,397)			95,878,996

PREFERRED SECURITIES—$25 PAR VALUE	0.7%
UNITED STATES
BANKS
Deutsche Bank Contingent Capital Trust V, 8.05% to 6/30/18(d)		7,700	196,812
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN)(3 Month US LIBOR + 5.785%)(e)		21,254	552,179
Wells Fargo & Co., 8.00% to 6/15/18, Series J(d)		13,323	342,268

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,085,730)			1,091,259

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	8.0%
CAYMAN ISLANDS	0.9%
BANKS—FOREIGN	0.5%
SMFG Preferred Capital, 9.50% to 7/25/18, 144A (USD)(c),(d),(f)		$700,000	$716,973

		Principal Amount		Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (USD)(c)		$593	†	$667,123

TOTAL CAYMAN ISLANDS				1,384,096

FRANCE	0.5%
BANKS—FOREIGN	0.3%
Credit Agricole SA, 8.375% to 10/13/19, 144A (USD)(c),(d),(f)		400,000		430,000

INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN	0.2%
CNP Assurances, 7.50% to 10/18/18 (USD)(d),(f)		400,000		407,996

TOTAL FRANCE				837,996

JAPAN	0.5%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (USD)(c),(d),(f)		800,000		886,000

NETHERLANDS	0.6%
BANKS—FOREIGN
Rabobank Nederland, 11.00% to 6/30/19, 144A (USD)(c),(d),(f)		900,000		987,534

SWITZERLAND	0.6%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (USD)(f)		200,000		206,000
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)(d),(f)		750,000		762,806

				968,806

UNITED KINGDOM	0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Friends Life Holdings PLC, 7.875% to 11/8/18 (USD)(d),(f)		300,000		307,394

UNITED STATES	4.7%
BANKS	0.8%
Citigroup, 6.125% to 11/15/20, Series R(d),(f)		290,000		305,472
Goldman Sachs Group/The, 3.510%, due 10/28/27, Series GMTN (FRN) (3 Month US LIBOR + 1.750%)(e)		175,000		183,451

		Principal Amount	Value
PNC Financial Services Group, 6.75% to 8/1/21, Series O(d),(f)		$425,000	$461,869
Wells Fargo & Co., 5.895% to 6/15/18, Series K (FRN) (3 Month US LIBOR + 3.77%)(d),(e)		350,000	355,456

			1,306,248

ELECTRIC—INTEGRATED	0.3%
Dominion Energy, 2.50%, due 12/1/19		135,000	133,481
Emera US Finance LP, 2.15%, due 6/15/19		424,000	419,010

			552,491

FINANCIAL	0.6%
CREDIT CARD	0.1%
American Express Credit Corp., 2.375%, due 5/26/20, Series MTN		150,000	148,101

DIVERSIFIED FINANCIAL SERVICES	0.5%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN		100,000	97,663
General Motors Financial Co., 3.270%, due 1/14/22, (FRN) (3 Months US LIBOR + 1.55%)(e)		100,000	102,444
General Motors Financial Co., 2.650%, due 4/13/20, (FRN) (3 Month US LIBOR + 0.93%)(e)		188,000	189,822
General Motors Financial Co., 2.686%, due 1/5/23, (FRN) (3 Month US LIBOR + 0.99%)(e)		250,000	251,377
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(f)		200,000	206,454

			847,760

TOTAL FINANCIAL			995,861

HEALTH CARE—PHARMACEUTICAL	0.2%
CVS Health Corp., 2.687%, due 3/9/20, (FRN) (3 Month US LIBOR + 0.63%)(e)		140,000	140,564
CVS Health Corp., 2.777%, due 3/9/21, (FRN) (3 Month US LIBOR + 0.72%)(e)		214,000	215,699

			356,263

INSURANCE	0.4%
LIFE/HEALTH INSURANCE	0.2%
Prudential Financial, 8.875% to 6/15/18, due 6/15/38(f)		364,000	368,095

MULTI-LINE	0.2%
Hartford Financial Services Group/The, 8.125% to 6/15/18, due 6/15/38(f)		300,000	303,750

TOTAL INSURANCE			671,845

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Verizon Communications, 3.45%, due 3/15/21		$150,000	$151,615

PIPELINES	0.1%
Enterprise Products Operating LLC, 5.25%, due 1/31/20		150,000	155,738

REAL ESTATE	2.1%
DIVERSIFIED	0.3%
VEREIT, 3.00%, due 8/1/18, (Convertible)		450,000	450,562

FINANCE	0.1%
iStar, 6.50%, due 7/1/21		200,000	204,750

HEALTH CARE	0.8%
HCP, 2.625%, due 2/1/20		750,000	742,531
Sabra Health Care LP/Sabra Capital Corp., 5.375%, due 6/1/23		200,000	200,000
Senior Housing Properties Trust, 3.25%, due 5/1/19		200,000	200,187
Welltower, 4.125%, due 4/1/19		100,000	101,209

			1,243,927

RESIDENTIAL	0.2%
UDR, 3.70%, due 10/1/20		250,000	253,389

SPECIALTY	0.7%
Digital Realty Trust LP, 5.25%, due 3/15/21		550,000	579,179
Digital Realty Trust LP, 5.875%, due 2/1/20		100,000	104,384
Digital Realty Trust LP, 3.40%, due 10/1/20		500,000	503,291

			1,186,854

TOTAL REAL ESTATE			3,339,482

UTILITIES—INTEGRATED ELECTRIC	0.1%
Mississippi Power Co, 2.942%, due 3/27/20, (FRN) (3 Month US LIBOR + 0.65%)(e)		80,000	80,034

TOTAL UNITED STATES			7,609,577

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,060,737)			12,981,403

CORPORATE BONDS	1.4%
UNITED KINGDOM	0.2%
BANKS—FOREIGN
HSBC Holdings PLC, 3.196%, due 1/5/22, (FRN) (3 Month US LIBOR + 1.50%) (USD)(e)		300,000	309,108

		Principal Amount	Value
UNITED STATES	1.2%
ELECTRIC—REGULATED ELECTRIC	0.1%
Southern Co./The, 2.15%, due 9/1/19		$200,000	$197,539

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.1%
General Motors Financial Co, 2.40%, due 5/9/19		200,000	199,046

REAL ESTATE	0.8%
DIVERSIFIED	0.3%
WEA Finance LLC, 2.70%, due 9/17/19, 144A(c)		435,000	433,077

FINANCE	0.3%
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		500,000	500,195

SHOPPING CENTERS	0.2%
Kimco Realty Corp., 6.875%, due 10/1/19		266,000	281,219

TOTAL REAL ESTATE			1,214,491

UTILITIES—INTEGRATED ELECTRIC	0.2%
Progress Energy, 4.875%, due 12/1/19		350,000	360,393

TOTAL UNITED STATES			1,971,469

TOTAL CORPORATE BONDS (Identified cost—$2,292,593)			2,280,577

U.S. TREASURY INFLATION-PROTECTED SECURITIES	1.7%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19		638,143	655,389
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20		945,145	965,669
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20		1,135,960	1,166,390

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,804,566)			2,787,448

		Number of Shares
SHORT-TERM INVESTMENTS	28.2%
MONEY MARKET FUNDS	5.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(g)		9,201,504	9,201,504

		Principal Amount	Value
U.S. TREASURY BILLS	22.5%
U.S. Treasury Bills, 1.271%, due 4/19/18(h)		$8,750,000	$8,743,133
U.S. Treasury Bills, 1.273%, due 4/19/18(h)		1,930,000	1,928,483
U.S. Treasury Bills, 1.441%, due 5/10/18(h),(i)		11,180,000	11,160,710
U.S. Treasury Bills, 1.544%, due 5/31/18(h)		2,070,000	2,064,357
U.S. Treasury Bills, 1.545%, due 5/31/18(h)		2,050,000	2,044,412
U.S. Treasury Bills, 1.548%, due 5/31/18(h)		230,000	229,373
U.S. Treasury Bills, 1.549%, due 5/31/18(h)		6,180,000	6,163,153
U.S. Treasury Bills, 1.551%, due 5/31/18(h)		4,120,000	4,108,769

			36,442,390

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$45,646,546)			45,643,894

TOTAL INVESTMENTS (Identified cost—$150,488,569)	99.3%		160,663,577
OTHER ASSETS IN EXCESS OF LIABILITIES(j)	0.7		1,178,250

NET ASSETS	100.0%		$161,841,827

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 24.5% of the net assets of the Fund, of which 24.5% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $6,802,182 or 4.2% of the net assets of the Fund, of which 0.0% are illiquid.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(e)	Variable rate. Rate shown is in effect at March 29, 2018.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Rate quoted represents the annualized seven-day yield of the fund.
(h)	The rate shown is the effective yield on the date of purchase.
(i)	All or a portion of this security has been pledged as collateral for futures contracts. $3,857,333 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(j)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 29, 2018.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	46	May 14, 2018	$2,511,653	$2,295,688	$(215,965)
Aluminum HG LME	18	December 17, 2018	988,886	912,712	(76,174)
Brent Crude Oil(a)	87	May 31, 2018	5,553,617	5,989,950	436,333
Brent Crude Oil(a)	7	July 31, 2018	443,469	475,370	31,901
Coffee C	59	May 18, 2018	2,743,674	2,614,069	(129,605)
Copper	51	May 29, 2018	4,008,188	3,857,513	(150,675)
Corn	232	May 14, 2018	4,343,424	4,497,900	154,476
Cotton No. 2	17	May 8, 2018	696,215	692,410	(3,805)
Gasoline RBOB	23	April 30, 2018	1,833,685	1,951,899	118,214
Gold	26	June 27, 2018	3,451,202	3,450,980	(222)
KC Wheat	27	May 14, 2018	659,546	630,787	(28,759)
Lean Hogs(a)	8	June 14, 2018	241,247	244,960	3,713
Light Sweet Crude Oil	64	April 20, 2018	3,840,174	4,156,160	315,986
Light Sweet Crude Oil	11	June 20, 2018	676,784	709,940	33,156
Light Sweet Crude Oil	4	August 21, 2018	236,772	253,920	17,148
Live Cattle	27	August 31, 2018	1,145,194	1,095,930	(49,264)
Natural Gas	111	April 26, 2018	2,939,205	3,033,630	94,425
Natural Gas	38	November 28, 2018	1,129,776	1,144,560	14,784
Nickel LME	34	May 14, 2018	2,714,025	2,708,100	(5,925)

NY Harbor ULSD	16	April 30, 2018	1,270,751	1,358,112	87,361
Platinum	19	July 27, 2018	916,500	885,970	(30,530)
Silver	32	May 29, 2018	2,634,298	2,602,880	(31,418)
Soybean	50	May 14, 2018	2,510,690	2,611,875	101,185
Soybean Meal	24	May 14, 2018	852,608	921,600	68,992
Soybean Oil	96	May 14, 2018	1,854,906	1,835,712	(19,194)
Sugar 11	94	April 30, 2018	1,430,765	1,300,208	(130,557)
Sugar 11	38	June 29, 2018	566,851	530,298	(36,553)
Wheat	68	May 14, 2018	1,605,046	1,533,400	(71,646)
Zinc LME	49	May 14, 2018	4,084,880	4,015,550	(69,330)
Zinc LME	17	December 17, 2018	1,268,039	1,381,675	113,636

SHORT FUTURES OUTSTANDING
Aluminum HG LME	20	May 14, 2018	(1,073,258)	(998,125)	75,133
Aluminum HG LME	17	July 16, 2018	(928,048)	(853,187)	74,861
Aluminum HG LME	1	December 17, 2018	(54,197)	(50,706)	3,491
Brent Crude Oil(a)	29	October 31, 2018	(1,750,580)	(1,933,720)	(183,140)
Coffee Robusta	38	May 31, 2018	(674,210)	(655,500)	18,710
Corn	28	December 14, 2018	(554,484)	(576,100)	(21,616)
Cotton No. 2	46	December 6, 2018	(1,764,486)	(1,787,790)	(23,304)
Feeder Cattle	8	May 24, 2018	(593,361)	(536,100)	57,261
Gasoline RBOB	9	June 29, 2018	(710,797)	(763,296)	(52,499)
Light Sweet Crude Oil	8	November 19, 2018	(478,739)	(495,280)	(16,541)
Natural Gas	45	June 27, 2018	(1,262,093)	(1,274,400)	(12,307)
Nickel LME	12	May 14, 2018	(975,719)	(955,800)	19,919
Soybean	21	November 14, 2018	(1,063,326)	(1,100,138)	(36,812)
Zinc LME	19	May 14, 2018	(1,460,336)	(1,557,050)	(96,714)
Zinc LME	17	December 17, 2018	(1,304,224)	(1,381,675)	(77,451)

					$270,679

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $35,800,315 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Belgium	$141,646	$141,646	$—	$—
Brazil	1,705,321	1,705,321	—	—
Canada	6,131,871	6,131,871	—	—
Chile	176,793	176,793	—	—
Mexico	396,086	396,086	—	—
United Kingdom	7,762,413	419,585	7,342,828	—
United States	47,322,314	47,322,314	—	—
Other Countries	32,242,552	—	32,242,552	—
Preferred Securities—$25 Par Value	1,091,259	1,091,259	—	—
Preferred Securities—Capital Securities	12,981,403	—	12,981,403	—
Corporate Bonds	2,280,577	—	2,280,577	—
U.S. Treasury Inflation-Protected Securities	2,787,448	—	2,787,448	—
Short-Term Investments	45,643,894	—	45,643,894	—

Total Investments in Securities(a)	$160,663,577	$57,384,875	$103,278,702	$—

Futures Contracts	$1,840,685	$1,840,685	$—	$—

Total Unrealized Appreciation in Other Financial Instruments(a)	$1,840,685	$1,840,685	$—	$—

Futures Contracts	$(1,570,006)	$(1,570,006)	$—	$—

Total Unrealized Depreciation in Other Financial Instruments(a)	$(1,570,006)	$(1,570,006)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 29, 2018:

Futures contracts	$270,679

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 29, 2018:

Futures Contracts
Average Notional Balance—Long	$59,726,689
Average Notional Balance—Short	(16,024,314)
Ending Notional Balance—Long	59,693,758
Ending Notional Balance—Short	(14,918,867)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018